COLONIAL GROWTH AND INCOME FUND, VARIABLE SERIES

                  SUPPLEMENT TO PROSPECTUSES DATED MAY 1, 2000

Pursuant to the Board of Trustees approval, effective June 1, 2000, the Colonial Growth and Income Fund, Variable Series will change its name to Liberty Value Fund, Variable Series.

                                                                 June 1, 2000

                COLONIAL HIGH YIELD SECURITIES FUND, VARIABLE SERIES

                      SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2000

The Fund's Prospectus is amended as follows:

Under the Fund's description under the caption PRIMARY INVESTMENT STRATEGIES and the sentence which describes how the Fund achieves its investment goals, the four bullet points describing the securities ratings in which the Fund may invest are revised as follows:

o  BB through C by Standard & Poor's Corporation

o  Ba through D by Moody's Investors Service, Inc.

o  a comparable rating by another nationally recognized rating service, or

o the security is unrated and the advisor believes it to be comparable in quality to securities having such ratings as noted above.




                                                          June 1, 2000

                  COLONIAL GROWTH AND INCOME FUND, VARIABLE SERIES
                  STEIN ROE GLOBAL UTILITIES FUND, VARIABLE SERIES
               COLONIAL INTERNATIONAL FUND FOR GROWTH, VARIABLE SERIES
                 COLONIAL U.S. GROWTH & INCOME FUND, VARIABLE SERIES
                   COLONIAL STRATEGIC INCOME FUND, VARIABLE SERIES
                          NEWPORT TIGER FUND, VARIABLE SERIES
                    LIBERTY ALL-STAR EQUITY FUND, VARIABLE SERIES
                    COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES
                 COLONIAL HIGH YIELD SECURITIES FUND, VARIABLE SERIES


                   SUPPLEMENT TO PROSPECTUSES DATED MAY 1, 2000

Effective June 1, 2000, the Funds will begin offering a new class of shares. The new class of shares will be designated Class B shares. The existing class of shares will be designated Class A shares. The classes differ only in that each share class has its own expense structure.

Pursuant to the Board of Trustees approval, effective June 1, 2000, the Colonial Growth and Income Fund, Variable Series will change its name to Liberty Value Fund, Variable Series.

                                                             June 1, 2000

           COLONIAL INTERNATIONAL HORIZONS FUND, VARIABLE SERIES
                COLONIAL GLOBAL EQUITY FUND, VARIABLE SERIES
          CRABBE HUSON REAL ESTATE INVESTMENT FUND, VARIABLE SERIES

                  SUPPLEMENT TO PROSPECTUSES DATED MAY 1, 2000

Effective June 1, 2000, the Funds will begin offering a new class of shares. The new class of shares will be designated Class A shares. The existing class of shares will be designated Class B shares. The classes differ only in that each share class has its own expense structure.

                                                               June 1, 2000

                 COLONIAL STRATEGIC INCOME FUND, VARIABLE SERIES

                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2000

The Fund's Prospectus is amended as follows:

Under the Fund's description under the caption Primary Investment Strategies and the sentence which describes how the Fund achieves its investment goals, the four bullet points describing the securities ratings in which the Fund may invest are revised as follows:

o  BB through C by Standard & Poor's Corporation

o  Ba through D by Moody's Investors Service, Inc.

o  a comparable rating by another nationally recognized rating service, or

o the security is unrated and the advisor believes it to be comparable in quality to securities having such ratings as noted above.




                                                           June 1, 2000